Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.0	£ 0.0
Internal and external redemptions	2.8	0.4
Internal issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.2	0.3
Internal issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	2.4	0.0
Internal issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
Internal issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.0
Internal issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.3
Internal and external redemptions	7.1	3.9
External issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.4	0.9
External issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.2
External issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.3
Internal and external redemptions	0.1	0.1
External issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.0
Internal and external redemptions	£ 6.5	£ 2.7